UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  2960 Post Road, Suite 200
          Southport, Connecticut 06490


13F File Number: 28-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 254-8727


Signature, Place and Date of Signing:

/s/ Terence M. Hogan          Southport, Connecticut            May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $157,425
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


----          -------------------               ------------------------------


                                                            FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8

                                TITLE                        VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MGRS   SOLE     SHARED  NONE
--------------                  --------         -----       --------  -------   --- ----   ----------  ----   ----     ------  ----
3COM CORP                       COM              885535104    3,584      700,000 SH          SOLE        NONE    700,000
AMERIPRISE FINANCIAL INC        COM              03076C106   11,265      250,000 SH          SOLE        NONE    250,000
AMYLIN PHARMACEUTICALS INC      COM              032346108   14,685      300,000 SH          SOLE        NONE    300,000
ARQULE INC                      COM              04269E107    1,433      249,600 SH          SOLE        NONE    249,600
AWARE INC MASS                  COM              05453N100    2,019      348,780 SH          SOLE        NONE    348,780
BARNES & NOBLE INC              COM              067774109    4,195       90,700 SH          SOLE        NONE     90,700
BROOKFIELD ASSET MGMT INC       CL A LTD VT SH   112585104    9,085      165,000 SH          SOLE        NONE    165,000
CERNER CORP                     COM              156782104      237        5,000 SH   PUT    SOLE        NONE      5,000
CHESAPEAKE ENERGY CORP          COM              165167107    3,141      100,000 SH          SOLE        NONE    100,000
CHIPOTLE MEXICAN GRILL INC      CL A             169656105   18,279      330,000 SH          SOLE        NONE    330,000
CITIGROUP INC                   COM              172967101      543       11,500 SH   PUT    SOLE        NONE     11,500
DYNEGY INC NEW                  CL A             26816Q101    7,560    1,575,000 SH          SOLE        NONE  1,575,000
EL PASO CORP                    COM              28336L109   11,267      935,000 SH          SOLE        NONE    935,000
FREESCALE SEMICONDUCTOR INC     COM CL A         35687M107   14,889      535,400 SH          SOLE        NONE    535,400
FULL HOUSE RESORTS              COM              359678109    1,711      526,500 SH          SOLE        NONE    526,500
JANUS CAP GROUP INC             COM              47102X105    3,476      150,000 SH          SOLE        NONE    150,000
JP MORGAN CHASE & CO            COM              46625H100    2,082       50,000 SH   PUT    SOLE        NONE     50,000
K-SWISS INC                     CL A             482686102    2,128       70,600 SH          SOLE        NONE     70,600
MOTIVE INC                      COM              61980V107      608      155,819 SH          SOLE        NONE    155,819
NETFLIX COM INC                 COM              64110L106      435       15,000 SH   PUT    SOLE        NONE     15,000
NOVASTAR FINL INC               COM              669947400       19       10,000 SH   CALL   SOLE        NONE     10,000
OMNIVISION TECHNOLOGIES INC     COM              682128103      453       15,000 SH   PUT    SOLE        NONE     15,000
PENN NATL GAMING INC            COM              707569109   13,709      325,000 SH          SOLE        NONE    325,000
PINNACLE ENTMT INC              COM              723456109   10,409      369,500 SH          SOLE        NONE    369,500
RITE AID CORP                   COM              767754104    5,000    1,250,000 SH          SOLE        NONE  1,250,000
RITE AID CORP                   COM              767754104      159      530,000 SH   CALL   SOLE        NONE    530,000
SHUFFLE MASTER INC              COM              825549108    1,072       30,000 SH   PUT    SOLE        NONE     30,000
TRUMP ENTMT RESORTS INC         COM              89816T103   10,195      550,500 SH          SOLE        NONE    550,500
WACHOVIA CORP 2ND NEW           COM              929903102    1,682       30,000 SH   PUT    SOLE        NONE     30,000
XM SATELLITE RADIO HLDGS INC    CL A             983759101      445       20,000 SH   PUT    SOLE        NONE     20,000
ZHONE TECHNOLOGIES INC          COM              98950P108    1,662      620,000 SH          SOLE        NONE    620,000





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